Financial instruments - Fair value and risk management - Summary of derivative financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 346.7	€ 1,585.5	€ 217.3
Derivative financial liabilities	(397.8)	(38.6)	(85.6)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(397.8)	(7.5)	(37.5)
Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			(22.4)
Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities		(31.1)	(25.7)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	346.7	1,393.7	170.4
Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		41.2	46.9
Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		150.6
Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	292.1	1,400.4	106.0
Derivative financial liabilities	(386.6)	(38.6)	(79.2)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(386.6)	(7.5)	(36.9)
Less than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			(22.4)
Less than one year | Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities		(31.1)	(19.9)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	292.1	1,208.6	72.3
Less than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		41.2	33.7
Less than one year | Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		150.6
More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	54.6	185.1	111.3
Derivative financial liabilities	(11.2)		(6.4)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(11.2)		(0.6)
More than one year | Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			(5.8)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	54.6	185.1	98.1
More than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			13.0
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	279.4	474.1	214.3
Derivative financial liabilities	(48.0)	(31.0)	(65.8)
Net derivative financial assets (liabilities)	231.4	443.1	148.5
Foreign currency risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	226.2	313.7	104.9
Derivative financial liabilities	(44.9)	(31.0)	(59.4)
Net derivative financial assets (liabilities)	181.3	282.7	45.5
Foreign currency risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	53.2	160.4	109.4
Derivative financial liabilities	(3.1)		(6.4)
Net derivative financial assets (liabilities)	50.1	160.4	103.0
Foreign currency risk | Cash Flow Hedges | Aircraft purchases contract
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,305.5	4,180.3	3,568.4
Foreign currency risk | Cash Flow Hedges | Aircraft purchases contract | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,893.6	2,082.4	1,632.7
Foreign currency risk | Cash Flow Hedges | Aircraft purchases contract | More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	411.9	2,097.9	1,935.7
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,771.0	2,151.8	1,202.2
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,979.4	2,151.8	1,202.2
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses | More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	791.6
Foreign currency risk | Cash Flow Hedges | GBP Currency Swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount			695.3
Foreign currency risk | Cash Flow Hedges | GBP Currency Swaps | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount			695.3
Interest rate risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	3.6	4.4	3.0
Interest rate risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	2.2	1.9	1.0
Interest rate risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1.4	2.5	2.0
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Notional amount	32.0	43.5	51.6
Interest rate risk | Cash Flow Hedges | Variable-rate instruments | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	16.4	12.1	13.4
Interest rate risk | Cash Flow Hedges | Variable-rate instruments | More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	15.6	31.4	38.2
Commodity price risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	63.7	956.3
Derivative financial liabilities	(349.8)	(7.5)	(19.8)
Net derivative financial assets (liabilities)	(286.1)	948.8	(19.8)
Commodity price risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	63.7	934.1
Derivative financial liabilities	(341.7)	(7.5)	(19.8)
Net derivative financial assets (liabilities)	(278.0)	926.6	(19.8)
Commodity price risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		22.2
Derivative financial liabilities	(8.1)
Net derivative financial assets (liabilities)	(8.1)	22.2
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,815.0	2,055.6	577.6
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,504.5	1,901.0	€ 577.6
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses | More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 310.5	€ 154.6